SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		12/31/02

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$39,700

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/03/03           PAGE   1
0ASSETS AS OF 12/31/02
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/03/03           PAGE   1
                                                                    AS OF 12/31/02
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 AT & T WIRELESS COM                  00209A106       113     20,053 SH          X                       4,481                15,572

 AT & T WIRELESS COM                  00209A106         7      1,262 SH              X   X                 704                   558

 ABBOTT LABS COM                      002824100       395      9,865 SH          X                       1,080                 8,785

 ABRAXAS PETE CORP                    003830106        28     50,000 SH          X                      50,000

 AMERUS GROUP CO COM                  03072M108       270      9,564 SH              X   X                                     9,564

 BP AMOCO P L C ADR SPONSORED         055622104     1,006     24,754 SH          X                       8,268                16,486

 BP AMOCO P L C ADR SPONSORED         055622104        16        400 SH              X   X                                       400

 BELLSOUTH CORP COM                   079860102       237      9,154 SH          X                       5,208                 3,946

 BRISTOL MYERS SQUIBB CO COM          110122108       373     16,117 SH          X                      12,400                 3,717

 BRISTOL MYERS SQUIBB CO COM          110122108        10        450 SH              X   X                                       450

 CHEVRONTEXACO CORP                   166764100     1,553     23,360 SH          X                      15,331                 8,029
 COM
 CHEVRONTEXACO CORP                   166764100        75      1,130 SH              X   X               1,130
 COM
 CITIGROUP INC COM                    172967101       999     28,376 SH          X                      15,221                13,155

 CITIGROUP INC COM                    172967101        28        800 SH              X   X                                       800

 COLGATE PALMOLIVE CO COM             194162103       274      5,220 SH          X                       1,550                 3,670

 COMMUNITY FIRST BANKSHARES COM       203902101       801     30,267 SH          X                                            30,267

 CONAGRA INC COM                      205887102       225      8,990 SH          X                         800                 8,190

 DELL COMPUTER CORP COM               247025109       248      9,266 SH          X                       1,000                 8,266

 DELL COMPUTER CORP COM               247025109        16        600 SH              X   X                                       600

 DOLLAR GEN CORP                      256669102       403     33,743 SH          X                                            33,743

 DOW CHEM CO COM                      260543103     2,669     89,869 SH          X                      83,571                 6,298

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       619      7,742 SH          X                       6,319                 1,423
 SER-AT&T SHS
 EXXON MOBIL CORP COM                 30231G102     2,396     68,561 SH          X                      44,811                23,750

 EXXON MOBIL CORP COM                 30231G102        94      2,700 SH              X   X               2,400                   300

 FORD MTR CO DEL COM                  345370860       115     12,386 SH          X                       6,018                 6,368

                                               ----------
          PAGE TOTAL                               12,970
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/03/03           PAGE   2
                                                                    AS OF 12/31/02
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 FORD MTR CO DEL COM                  345370860        14      1,500 SH              X   X               1,500

 GANNETT INC                          364730101     2,441     34,000 SH          X                      34,000

 GENERAL ELEC CO COM                  369604103     2,073     85,142 SH          X                      47,954                37,188

 GENERAL ELEC CO COM                  369604103        61      2,500 SH              X   X               1,500                 1,000

 GENERAL MTRS CORP COM                370442105       228      6,177 SH          X                       5,017                 1,160

 GENERAL MTRS CORP COM                370442105         6        160 SH              X   X                 160

 GILLETTE CO COM                      375766102        88      2,900 SH          X                                             2,900

 GILLETTE CO COM                      375766102       170      5,600 SH              X   X               5,600

 HEWLETT-PACKARD INC COM              428236103       195     11,227 SH          X                       5,090                 6,137

 INTEL CORP                           458140100       387     24,850 SH          X                      14,835                10,015

 INTEL CORP                           458140100        25      1,600 SH              X   X               1,000                   600

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,179     15,213 SH          X                       9,475                 5,738

 INTERNATIONAL BUSINESS MACHS COM     459200101        39        500 SH              X   X                                       500

 J P MORGAN CHASE & CO COM            46625H100       607     25,306 SH          X                      12,238                13,068

 J P MORGAN CHASE & CO COM            46625H100        11        450 SH              X   X                                       450

 JOHNSON & JOHNSON COM                478160104       482      8,965 SH          X                       2,800                 6,165

 KIMBERLY-CLARK CORP                  494368103       227      4,786 SH          X                       1,192                 3,594

 KIMBERLY-CLARK CORP                  494368103        14        300 SH              X   X                                       300

 LEXMARK INTL GROUP INC CL A          529771107       210      3,475 SH          X                          75                 3,400

 LUCENT TECHNOLOGIES INC COM          549463107        26     20,324 SH          X                       8,112                12,212

 LUCENT TECHNOLOGIES INC COM          549463107         1        512 SH              X   X                 512

 MCDONALDS CORP COM                   580135101       148      9,200 SH          X                       4,200                 5,000

 MCDONALDS CORP COM                   580135101        16      1,000 SH              X   X               1,000

 MEDTRONIC INC COM                    585055106       126      2,755 SH          X                                             2,755

 MEDTRONIC INC COM                    585055106       119      2,600 SH              X   X               2,000                   600

                                               ----------
          PAGE TOTAL                                8,893
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/03/03           PAGE   3
                                                                    AS OF 12/31/02
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 MERCK & CO INC COM                   589331107     1,097     19,374 SH          X                       3,949                15,425

 MERCK & CO INC COM                   589331107        76      1,350 SH              X   X               1,000                   350

 MICROSOFT CORP COM                   594918104       407      7,877 SH          X                       2,030                 5,847

 MICROSOFT CORP COM                   594918104        31        600 SH              X   X                                       600

 NASDAQ 100 TR UNIT SER 1             631100104       579     23,740 SH          X                      14,705                 9,035

 NORTHWESTERN CORP COM                668074107     2,633    518,210 SH          X                       7,376               510,834

 NORTHWESTERN CORP COM                668074107         4        800 SH              X   X                 800

 PPG INDS INC COM                     693506107       207      4,125 SH              X   X               4,125

 PEPSICO INC COM                      713448108       209      4,947 SH          X                       3,339                 1,608

 PEPSICO INC COM                      713448108        13        300 SH              X   X                                       300

 PFIZER INC COM                       717081103       463     15,156 SH          X                       4,357                10,798

 PFIZER INC COM                       717081103        18        600 SH              X   X                                       600

 RITE AID CORP COM                    767754104        39     15,792 SH          X                      15,792

 SBC COMMUNICATIONS INC               78387G103       612     22,572 SH          X                      13,053                 9,519

 STANDARD & POORS DEP REC AMEX INDEX  78462F103       313      3,550 SH          X                         600                 2,950

 STANDARD & POORS DEP REC AMEX INDEX  78462F103        18        200 SH              X   X                                       200

 SCHERING PLOUGH CORP COM             806605101       521     23,470 SH          X                      14,930                 8,540

 SCHERING PLOUGH CORP COM             806605101        27      1,200 SH              X   X                 700                   500

 SCHLUMBERGER LTD COM                 806857108       218      5,170 SH          X                       2,045                 3,125

 SCHLUMBERGER LTD COM                 806857108        13        300 SH              X   X                                       300

 SOUTHERN CO COM                      842587107       206      7,269 SH          X                       1,600                 5,669

 SOUTHERN CO COM                      842587107        23        800 SH              X   X                 800

 SUNTRUST BKS INC COM                 867914103       256      4,500 SH          X                       4,500

 TCF FINL CORP COM                    872275102       227      5,200 SH          X                       5,200

 TARGET CORP COM                      87612E106       585     19,500 SH          X                       8,380                11,120

                                               ----------
          PAGE TOTAL                                8,795
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/03/03           PAGE   4
                                                                    AS OF 12/31/02
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 TARGET CORP COM                      87612E106        15        500 SH              X   X                                       500

 TENNANT CO COM                       880345103     1,474     45,200 SH              X   X              45,200

 3M CO                                88579Y101       409      3,314 SH          X                       1,414                 1,900

 US BANCORP DEL COM NEW               902973304       288     13,568 SH          X                       3,896                 9,672

 UNION PAC CORP COM                   907818108       224      3,740 SH          X                       2,240                 1,500

 UNION PAC CORP COM                   907818108        30        500 SH              X   X                 500

 VERIZON COMMUNICATIONS COM           92343V104       746     19,247 SH          X                       4,099                15,148

 VERIZON COMMUNICATIONS COM           92343V104        23        600 SH              X   X                 600


 WAL MART STORES INC COM              931142103       359      7,115 SH          X                         940                 6,175

 WAL MART STORES INC COM              931142103        15        300 SH              X   X                                       300

 WELLS FARGO & CO NEW COM             949746101     4,559     97,259 SH          X                      77,331                19,928

 WELLS FARGO & CO NEW COM             949746101        94      2,000 SH              X   X               1,600                   400

 WORLDCOM INC GA NEW COM              98157D106         2     14,769 SH          X                       3,524                11,245

 WYETH COM                            983024100       322      8,600 SH          X                       7,000                 1,600

 XCEL ENERGY INC COM                  98389B100       453     41,140 SH          X                      22,347                18,793

 XCEL ENERGY INC COM                  98389B100        29      2,667 SH              X   X               2,667

                                               ----------
          PAGE TOTAL                                9,042
         FINAL TOTALS                              39,700